Discontinued Operations and Assets Held For Sale (Disposal Group Not Discontinued Operation Income Statement Disclosures) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 0	$ 37
Operating expenses	0	(266)
Operating loss	0	(229)
Non-operating income (expense)	0	20
Loss before taxes on income	0	(209)
Income tax expense	0	(246)
Loss from discontinued operations	$ 0	$ (455)